CONVERTIBLE SENIOR DEBENTURES	0 Months Ended
Jun. 30, 2011
Convertible Senior Debentures [Abstract]
Convertible Senior Debentures
NOTE 5 – Convertible senior debentures:

During the six months ended June 30, 2011, convertible senior debentures were redeemed or converted as follows:

	Six months ended
	June 30, 2011
	Principal amount redeemed/converted	Number of shares converted into
	(U.S. $ in millions)	(In millions)
1.75% convertible senior debentures due 2026	$814	1.2
0.25% convertible senior debentures due 2024	9	0.2
0.50% convertible senior debentures due 2024	3	0.1
0.25% convertible senior debentures due 2026	*	*
	$826	1.5

* Less than $0.5 million of principal amount was converted into less than 0.05 million shares.